Cryptocurrency - Schedule of Cryptocurrency (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Crypto Currency [Abstract]
Gross carrying amount	¥ 104,997	¥ 21,371
Impairment on cryptocurrency	(17,724)	(1,061)
Net	¥ 87,273	¥ 20,310